Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 3,823,936	₩ 2,008,038
Joint ventures and associates	1,480,722	1,288,429
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	3,539,827	2,343,487
Other financial assets	77,819	40,587
Joint ventures and associates	123,138	125,009
Total	200,957	165,596
Maximum loss exposure Investment assets	200,957	165,596
Cash deficiency support	40,914
Total	241,871	165,596
PEF &Investment Fund [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	5,580,445	5,202,439
Other financial assets	237,907	237,841
Joint ventures and associates	268,275	246,440
Total	506,182	484,281
Maximum loss exposure Investment assets	506,182	484,281
Cash deficiency support	91,224	63,489
Total	597,406	547,770
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,044,989	2,256,256
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	11,165,261	9,802,182
Other financial assets	315,726	278,428
Joint ventures and associates	391,413	371,449
Total	707,139	649,877
Maximum loss exposure Investment assets	707,139	649,877
Cash deficiency support	132,138	63,489
Total	₩ 839,277	₩ 713,366